Supplement Dated May 13, 2013
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account Y

American Legacy VULDB-II	American Legacy SVUL-IV
American Legacy VULCV-III	American Legacy VULDB-IV
American Legacy SVUL-III	American Legacy VULCV-IV
American Legacy AssetEdge	American Legacy PreservationEdge SVUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy VULCV-III	American Legacy VULDB-IV
American Legacy SVUL-IV	American Legacy VULCV-IV

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "Underlying Funds".  Please refer to the prospectus for each Underlying Fund for comprehensive information.  Prospectuses for each of the Underlying Funds listed below are available by calling 1-800-487-1485, contacting your financial advisor, or by visiting our website at www.LincolnFinancial.com.

American Funds Insurance Series®, advised by Capital Research and Management Company.

•
Protected Asset Allocation FundSM (Class P1): To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection; a fund of funds.

(Sub-advised by Milliman Financial Risk Management LLC)

This fund will be available on or about May 13, 2013. Consult your financial advisor.

•
Managed Risk Blue Chip Income and Growth FundSM (Class P1): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection; a fund of funds.

(Sub-advised by Milliman Financial Risk Management LLC)

This fund will be available on or about May 13, 2013. Consult your financial advisor.

•	Managed Risk Growth FundSM (Class P1): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.

(Sub-advised by Milliman Financial Risk Management LLC)

This fund will be available on or about May 13, 2013. Consult your financial advisor.

•	Managed Risk Growth-Income FundSM (Class P1): To provide growth of capital and income while seeking to manage volatility and provide downside protection; a fund of funds.

(Sub-advised by Milliman Financial Risk Management LLC)

This fund will be available on or about May 13, 2013. Consult your financial advisor.

•	Managed Risk International FundSM (Class P1): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.

(Sub-advised by Milliman Financial Risk Management LLC)

This fund will be available on or about May 13, 2013. Consult your financial advisor.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•	LVIP American Preservation Fund (Standard Class): Current income, consistent with the preservation of capital.

This fund will be available on or about May 13, 2013. Consult your financial advisor.